Shareholders' Equity - Summary of Net Income Per Share (Detail) (USD $) In Thousands, except Share data, unless otherwise specified	3 Months Ended	12 Months Ended
	Mar. 31, 2012	Mar. 31, 2013	Dec. 31, 2011	Dec. 31, 2010
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Net income attributable to Taro	$ 47,252	$ 266,206	$ 182,680	$ 64,078
Basic weighted average number of common shares outstanding	44,476	44,678	44,406	40,272
Diluted weighted average number of common shares outstanding	44,589	44,715	44,491	41,850
Basic EPS	$ 1.06	$ 5.96	$ 4.11	$ 1.59
Diluted EPS	$ 1.06	$ 5.95	$ 4.11	$ 1.53
Basic EPS [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Net income attributable to Taro	47,252	266,206	182,680	64,078
Diluted EPS [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Net income attributable to Taro	$ 47,252	$ 266,206	$ 182,680	$ 64,078
Stock Options [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Effect of dilutive securities	112,578	37,508	85,943	68,169
Sun Stock Warrants [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Effect of dilutive securities				1,510,486